Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Freeline Therapeutics Holdings plc
Entity Central Index Key	0001810031
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	35,854,591
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity File Number	001-39431
Entity Incorporation State Country Code	X0
Entity Address Address Line1	Stevenage Bioscience Catalyst
Entity Address, Address Line Two	Gunnels Wood Road
Entity Address City Or Town	Stevenage
Entity Address, Country	GB
Entity Address Postal Zip Code	Hertfordshire SG1 2FX
Auditor Firm ID	1147
Auditor Name	Deloitte LLP
Auditor Location	Reading, United Kingdom
Business Contact
Document Information [Line Items]
Entity Address Address Line1	Stevenage Bioscience Catalyst
Entity Address, Address Line Two	Gunnels Wood Road
Entity Address City Or Town	Stevenage
Entity Address, Country	GB
Entity Address Postal Zip Code	Hertfordshire SG1 2FX
Contact Personnel Name	Stephen P. Diamond, Jr.
City Area Code	44
Local Phone Number	(0)1438 906870
American Depository Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value £0.00001 per share
Security Exchange Name	NASDAQ
Trading Symbol	FRLN
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.00001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true